8. Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
UNITED KINGDOM [Member]
Net operating loss carryforwards	$ 47,300,000	$ 45,000,000
UNITED STATES [Member]
Net operating loss carryforwards	$ 16,500,000	13,500,000
Operating loss expiration dates	Dec. 31, 2032
State [Member]
Net operating loss carryforwards	$ 16,200,000	13,300,000
Operating loss expiration dates	Dec. 31, 2032
GERMANY [Member]
Net operating loss carryforwards	$ 1,700,000	$ 1,600,000